Inventories - Schedule of Inventories (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Inventories [Abstract]
Work in progress and others	$ 1,136	$ 1,018
Raw materials and supplies	626	649
Inventory reserves	(140)	(90)
Total	$ 1,622	$ 1,577